Remuneration of Auditors - Summary of Services from Auditors and its Associates (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees		€ 19		€ 17	€ 16
Fees payable to the Group's auditors for the audit of non-statutory financial statements		6	[1]	0	4	[1]
Audit-related assurance services	[2]	0		0	0
Other taxation advisory services		0		0	0
Services relating to corporate finance transactions		0		0	0
Other assurance services	[3]	1		0	1
All other non-audit services	[2]	0		0	0
Total fees payable		26		17	21
Unilever Group [member]
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	[4]	6		5	6
Subsidiaries [member]
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	[5],[6]	€ 13		€ 12	€ 10

[1]	2020 includes €6 million for the audit of carve-out financial statements of the Tea business. 2018 includes €4 million for audits of carve-out financial statements of the Spreads business.
[2]	Amounts paid in relation to each type of service are less than €1 million individually and in aggregate (2019: less than €1 million and in aggregate; 2018: less than €1 million).
[3]	2020 includes €1 million for assurance work on Unification. 2018 includes €1 million for assurance work on Simplification.
[4]	Of which €1 million was payable to KPMG Accountants N.V. (2019: €1 million; 2018: €1 million) and €5 million was payable to KPMG LLP (2019: €4 million; 2018: €5 million).
[5]	Amount payable to KPMG in respect of services supplied to associated pension schemes was less than €1 million individually and in aggregate (2019: less than €1 million individually and in aggregate; 2018: less than €1 million individually and in aggregate).
[6]	Comprises fees payable to the KPMG network of independent member firms affiliated with KPMG International Cooperative for audit work on statutory financial statements and Group reporting returns of subsidiary companies.